Right of use assets and Lease liabilities (Details1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021	Jan. 01, 2020
Disclosure of quantitative information about right-of-use assets [line items]
As of January	$ 25,079,352
Historic cost	28,335,983	$ 25,079,352
Accumulated depreciation	28,335,983	25,079,352
As of December	28,335,983	25,079,352
Depreciation activated by agricultural assets	702,895	219,520
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	20,924,223	23,400,930
Historic cost	22,906,450	20,924,223
Accumulated depreciation	22,906,450	20,924,223
Additions	4,918,674	1,343,077
Transfers		0
Conversion effect historic cost	(52,237)	(694,912)
Depreciation	(4,592,069)	(3,940,998)
Conversion effect depreciation	37,941	318,175
Others increase (decreased)	1,669,918	1,032,591
Additions of right of use assets		(579,026)
Depreciation of right of use assets	0	44,386
Changes	1,982,227	(2,476,707)
As of December	22,906,450	20,924,223
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	34,402,173		$ 29,484,749	$ 28,320,416
Accumulated depreciation	34,402,173		29,484,749	28,320,416
As of December	34,402,173
Land and buildings [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	(11,495,723)		(8,560,526)	(4,919,486)
Accumulated depreciation	(11,495,723)		(8,560,526)	(4,919,486)
As of December	(11,495,723)
Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	2,609,048	1,432,100
Historic cost	4,286,728	2,609,048
Accumulated depreciation	4,286,728	2,609,048
Additions	2,381,913	2,297,702
Transfers		0
Conversion effect historic cost	(95,815)	(754,855)
Depreciation	(2,382,409)	(1,136,226)
Conversion effect depreciation	49,777	438,803
Others increase (decreased)	1,724,214	331,524
Depreciation of right of use assets	0	0
Changes	1,677,680	1,176,948
As of December	4,286,728	2,609,048
Machinery [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	10,411,400		5,304,754	3,105,625
Accumulated depreciation	10,411,400		5,304,754	3,105,625
As of December	10,411,400
Machinery [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	(6,124,672)		(2,695,706)	(1,673,525)
Accumulated depreciation	(6,124,672)		(2,695,706)	(1,673,525)
As of December	(6,124,672)
Fixtures and fittings [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	1,546,081	971,091
Historic cost	1,142,805	1,546,081
Accumulated depreciation	1,142,805	1,546,081
Additions	169,190	1,327,042
Transfers		(42,913)
Conversion effect historic cost	7,663	(19,496)
Depreciation	(508,915)	(734,286)
Conversion effect depreciation	(15,418)	12,627
Others increase (decreased)	(55,796)	32,016
Additions of right of use assets	(545,706)
Depreciation of right of use assets	545,706	0
Changes	(403,276)	574,990
As of December	1,142,805	1,546,081
Fixtures and fittings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	1,568,746		2,793,335	1,516,978
Accumulated depreciation	1,568,746		2,793,335	1,516,978
As of December	1,568,746
Fixtures and fittings [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	(425,941)		(1,247,254)	(545,887)
Accumulated depreciation	(425,941)		(1,247,254)	(545,887)
As of December	(425,941)
Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	25,079,352	25,804,121
Historic cost	28,335,983	25,079,352
Accumulated depreciation	28,335,983	25,079,352
Additions	7,469,777	4,967,821
Transfers		(42,913)
Conversion effect historic cost	(140,389)	(1,469,263)
Depreciation	(7,483,393)	(5,811,510)
Conversion effect depreciation	72,300	769,605
Others increase (decreased)	3,338,336	1,396,131
Additions of right of use assets	(545,706)	(579,026)
Depreciation of right of use assets	545,706	44,386
Changes	3,256,631	(724,769)
As of December	28,335,983	$ 25,079,352
Other property, plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	46,382,319		37,582,838	32,943,019
Accumulated depreciation	46,382,319		37,582,838	32,943,019
As of December	46,382,319
Other property, plant and equipment [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Historic cost	(18,046,336)		(12,503,486)	(7,138,898)
Accumulated depreciation	(18,046,336)		$ (12,503,486)	$ (7,138,898)
As of December	$ (18,046,336)